Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
6.	CASH AND CASH EQUIVALENTS

	30 June 2026 $	30 June 2025 $
Cash at bank	102,476,578	7,297,328
	102,476,578	7,297,328
Cash at bank earns interest at floating rates based on daily bank deposit rates.